Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	ACTIVE ASSETS MONEY TRUST
Central Index Key	0000351895
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Oct. 30, 2015
ACTIVE ASSETS MONEY TRUST | ACTIVE ASSETS MONEY TRUST
Prospectus:
Trading Symbol	aamxx
ACTIVE ASSETS TAX FREE TRUST | ACTIVE ASSETS TAX FREE TRUST
Prospectus:
Trading Symbol	aatxx
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Prospectus:
Trading Symbol	aacxx
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	aagxx